Employee Benefit Plans (Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
ABO for the defined benefit pension plans	$ 2,114	$ 2,255
Defined benefit pension plans
Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
ABO	92	90
Fair value of plan assets	13	11
Funded Status	$ (79)	$ (79)